Capital Management - Additional Information (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of Capital Management [Line Items]
Common equity Tier 1 required	15.00%	14.60%
Maximum [Member]
Disclosure of Capital Management [Line Items]
Systemic Risk Buffer requirement Percentage	3.00%
Countercyclical Buffer (CCyB) requirements percentage	0.24%
Maximum Distributable Amount trigger level percentage	15.49%
Common equity Tier 1 required	11.99%
Fully loaded Tier 1 requirement percentage	13.49%
Minimum [Member]
Disclosure of Capital Management [Line Items]
Systemic Risk Buffer requirement Percentage	2.50%
Countercyclical Buffer (CCyB) requirements percentage	0.03%
Maximum Distributable Amount trigger level percentage	14.78%
Common equity Tier 1 required	10.51%
Fully loaded Tier 1 requirement percentage	12.34%